Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 117,329	$ 150,653	$ 387,826	$ 353,632
Other comprehensive income (loss), net of tax:
Change in derivative instruments designated as cash flow hedges	(1,477)	(40,604)	(26,470)	9,901
Reclassification of (gain) loss on derivative instruments designated as cash flow hedges	(8,547)	(12,653)	(24,266)	(38,976)
Foreign currency translation adjustment	(249)	241	476	147
Other comprehensive income (loss), net of tax	(10,273)	(53,016)	(50,260)	(28,928)
Comprehensive income	107,056	97,637	337,566	324,704
Dividend on preferred shares	15,888	13,028	46,520	39,084
Comprehensive income attributable to common shareholder	$ 91,168	$ 84,609	$ 291,046	$ 285,620